Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information
Entity Registrant Name	Hilltop Holdings Inc.
Entity Central Index Key	0001265131
Document Type	S-4
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer